Equity - Additional Information (Detail) - CLP ($) $ in Millions		12 Months Ended
	Mar. 27, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 30, 2015
Disclosure of equity [line items]
Capital		$ 1,862,826	$ 1,862,826
Number of share outstanding		512,406,760,091	512,406,760,091	512,406,760,091	115,039,690,651
Percentage of dividend on profit	40.00%	30.00%	40.00%	30.00%
Distribution of dividends	$ 22,979		$ 22,979	$ 618
Equity		$ 3,437,560	3,428,757	3,423,712	$ 791,441
Retained earnings from prior years		(69,355)	(12,668)
Other equity interest [member]
Disclosure of equity [line items]
Equity		839,120	839,120	843,097	(2,133)
Revaluation surplus [member]
Disclosure of equity [line items]
Equity		$ 451,011	$ 451,011	$ 451,011	$ 398,843